Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

As of December 31,	2023	2022
Bunkers	21,986,056	13,914,723
Lubricants	2,979,904	2,740,559
Provisions	351,307	355,249
Urea	36,750	—
Total	25,354,017	17,010,531